Other disclosures - Risk Management and Principal Risks - Management adjustments to models for impairment (audited) (Narrative) (Details) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (1,329,242)	£ (1,119,650)
Loans and advances [member] | Portfolios with management adjustments over threshold [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Management adjustments to impairment allowances, including forbearance	1,388	340
Loans and advances [member] | Credit risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impairment allowance	9,399
Loans and advances [member] | Financial assets at amortised cost [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (342,632)	£ (339,115)
Observed 30 day arrears rates	(2.40%)	(1.80%)
Loans and advances [member] | Stage 1 [member] | Financial assets at amortised cost [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (289,931)	£ (298,559)
Home loans [member] | Portfolios with management adjustments over threshold [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Management adjustments to impairment allowances, including forbearance	(131)	(57)
Home loans [member] | Credit risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impairment allowance	538
Home loans [member] | Financial assets at amortised cost [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(159,647)	(154,479)
Home loans [member] | Stage 1 [member] | Financial assets at amortised cost [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(138,606)	(135,691)
Credit cards, unsecured loans and other retail lending [member] | Portfolios with management adjustments over threshold [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Management adjustments to impairment allowances, including forbearance	(1,234)	(308)
Credit cards, unsecured loans and other retail lending [member] | Credit risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impairment allowance	6,083
Credit cards, unsecured loans and other retail lending [member] | Financial assets at amortised cost [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(40,813)	(55,296)
Credit cards, unsecured loans and other retail lending [member] | Stage 1 [member] | Financial assets at amortised cost [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(32,341)	(45,470)
Wholesale loans [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(7,551)	(6,434)
Wholesale loans [member] | Portfolios with management adjustments over threshold [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Management adjustments to impairment allowances, including forbearance	(23)	25
Wholesale loans [member] | Credit risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impairment allowance	2,778
Wholesale loans [member] | Financial assets at amortised cost [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(142,172)	(129,340)
Wholesale loans [member] | Stage 1 [member] | Financial assets at amortised cost [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(118,984)	(117,398)
ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	9,399	6,630
ECL | Loans and advances [member] | Financial assets at amortised cost [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	8,335	6,308
ECL | Loans and advances [member] | Stage 1 [member] | Financial assets at amortised cost [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,033	707
ECL | Home loans [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impairment allowance	538	432	£ 464
ECL | Home loans [member] | Credit risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	350	315
ECL | Home loans [member] | Financial assets at amortised cost [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	538	432
ECL | Home loans [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impairment allowance	33	22	31
ECL | Home loans [member] | Stage 1 [member] | Credit risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	6	6
ECL | Home loans [member] | Stage 1 [member] | Financial assets at amortised cost [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	33	22
ECL | Credit cards, unsecured loans and other retail lending [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impairment allowance	5,700	4,884	5,343
ECL | Credit cards, unsecured loans and other retail lending [member] | Credit risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	4,602	4,547
ECL | Credit cards, unsecured loans and other retail lending [member] | Financial assets at amortised cost [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	5,700	4,884
ECL | Credit cards, unsecured loans and other retail lending [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impairment allowance	680	542	528
ECL | Credit cards, unsecured loans and other retail lending [member] | Stage 1 [member] | Credit risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	392	505
ECL | Credit cards, unsecured loans and other retail lending [member] | Stage 1 [member] | Financial assets at amortised cost [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	680	542
ECL | Wholesale loans [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impairment allowance	2,097	992	963
ECL | Wholesale loans [member] | Credit risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,818	741
ECL | Wholesale loans [member] | Financial assets at amortised cost [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,097	992
ECL | Wholesale loans [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impairment allowance	320	143	£ 129
ECL | Wholesale loans [member] | Stage 1 [member] | Credit risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	262	209
ECL | Wholesale loans [member] | Stage 1 [member] | Financial assets at amortised cost [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	320	143
Modelled impairment allowance [member] | Loans and advances [member] | Credit risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impairment allowance	8,011
Modelled impairment allowance [member] | Home loans [member] | Credit risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impairment allowance	407
Modelled impairment allowance [member] | Credit cards, unsecured loans and other retail lending [member] | Credit risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impairment allowance	4,849
Modelled impairment allowance [member] | Wholesale loans [member] | Credit risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impairment allowance	2,755
Total model ECL [member] | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	6,770	5,603
ECL from individually assessed impairments [member] | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	902	419
ECL from non-modelled and other management adjustments [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		268
ECL from non-modelled and other management adjustments [member] | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,727	£ 608
ECL from non-modelled exposures [Member] | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	300
Economic uncertainty adjustments [member] | Loans and advances [member] | Credit risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impairment allowance	2,067
Economic uncertainty adjustments [member] | Home loans [member] | Credit risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impairment allowance	21
Economic uncertainty adjustments [member] | Credit cards, unsecured loans and other retail lending [member] | Credit risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impairment allowance	1,625
Economic uncertainty adjustments [member] | Wholesale loans [member] | Credit risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impairment allowance	£ 421
Economic uncertainty adjustments [member] | ECL | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Observed 30 day arrears rates	(2.50%)	(2.70%)
Economic uncertainty adjustments [member] | ECL | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Observed 30 day arrears rates	(1.70%)	(1.70%)
Economic uncertainty adjustments [member] | ECL | UK | Portfolios with management adjustments over threshold [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Management adjustments to impairment allowances, including forbearance	£ 150
Economic uncertainty adjustments [member] | ECL | Loans and advances [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Government guarantees	100
Economic uncertainty adjustments [member] | ECL | Loans and advances [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impairment allowance	300
Economic uncertainty adjustments [member] | ECL | Loans and advances [member] | Expected Worst Point
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impairment allowance	1,200
Economic uncertainty adjustments [member] | ECL | Loans and advances [member] | Probability of default [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impairment allowance	700
Other adjustments [member] | Loans and advances [member] | Credit risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impairment allowance	(679)
Other adjustments [member] | Home loans [member] | Credit risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impairment allowance	110
Other adjustments [member] | Credit cards, unsecured loans and other retail lending [member] | Credit risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impairment allowance	(391)
Other adjustments [member] | Wholesale loans [member] | Credit risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impairment allowance	(398)
Other adjustments [member] | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		£ 608
Post-Model Adjustment [Member] | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,400
Post-Model Adjustment [Member] | ECL | Portfolios with management adjustments over threshold [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Management adjustments to impairment allowances, including forbearance	£ 210